Issuance of Common Stock (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Issuance of Common Stock
Shares issued	185,369,308
Par value of common stock	$ 0.001	$ 0.001	$ 0.001